Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

a.	During 2020, due to the Coronavirus pandemic (“COVID-19”) constraints, the Company has had to adjust its working mode (mainly changing working hours and make sure the Company complies with the government guidelines which have included full and partial lockdowns). While the Company business grew in 2020, the growth has been limited (sales grew less than expected) due to slow down of the customers and partners, and also due to traveling constrains imposed by governments due to COVID-19. Two of the Company’s main customers have purchased inks and services much less than forecasted and expected. the Company’s plans to upgrade its DemonJet printers, develop the inks and technologies to print passive components have been slowed down due to the reduction of activities of the Company’s partners in Europe and reduced available resources. The Company has placed one of its employees on an unpaid leave and reduced the team by two team members. Furthermore, due to the influence of COVID-19 on the world economy, the price of silvers (the Company’s main raw material) have increased by almost 50% from January 2019 through December 2020. Given the continued uncertainty around the extent and timing of the future spread or mitigation of the Coronavirus outbreak and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its future results of operations, cash flows or financial condition. The extent of the impact of the COVID-19 pandemic on the Company operational and financial performance, including its ability to execute its business strategies and initiatives in the expected time frame, will depend on future developments, including, but not limited to, the duration and continued spread of the pandemic, its severity, the actions to contain the disease or treat its impact, further related restrictions on travel, and the duration, timing and severity of the impact on customer spending, including any recession resulting from the pandemic, all of which are uncertain and cannot be predicted. An extended period of global supply chain and economic disruption as a result of the COVID-19 pandemic could have a material adverse effect on the Company business, results of operations, access to sources of liquidity and financial condition, though the full extent and duration is uncertain; infections may become more widespread and the limitation on the Company’s ability to work, travel and timely sell and distribute its products, as well as any closures or supply disruptions, may be extended for longer periods of time and to other locations, all of which would have a negative impact on its business, financial condition and operating results. In addition, as the scale and duration of these developments remain uncertain, they may have, or continue to have, macro and micro negative effects on the financial markets and global economy, which could result in an economic downturn that could affect demand for our products and have a material adverse effect on our operations and financial results, earnings, cash flow, financial condition and share price. These effects could be material and long-term in duration.

b.	On January 7, 2020, the Company’s Board of Directors increased the options pool by additional 15,607,995 options, reached to 18,783,274 options following such increase. On the same date the Company also granted 13,739,570 options to employees and service providers with a three (3) years vesting and an exercise price of $0.068 per share.

c.	On January 19, 2020, the Company settled one of its legal claims, see Note 9.b.4. for additional information.

d.	In June 2020 and January and February 2021 few of the CLA August 2017 notes were converted, see Note 8.b. for additional information.

e.	On June 22, 2020, the Company granted 939,164 options to its new active chairman with a three (3) years vesting and an exercise price of $0.068 per share.

f.	In July 2020 one investor provided the Company convertible loan in an amount aggregated to $16,748, see Note 8.e. for additional information.

g.	On July 26, 2020 the Company consummated the acquisition of 100% of the shares of Jet CU, a company that was incorporated in Israel in May 2014 and was inactive on the purchase date since its operational assets were sold few years before. The main balance sheet items as of the purchase date were cash and liability to the Authority of approximately $0.8 million and approximately $1.0 million, respectively. The Company issued 2,000,000 ordinary shares and warrants to purchase 8,000,000 ordinary shares, at an exercise price of $0.26 per share as a consideration for the purchase. The warrants exercisable until the date which is the earlier of (i) 24 months as of the purchase date or (ii) Merger/Acquisition transaction or an IPO.

h.	On December 28, 2020, as part of the annual general meeting of the shareholders’, the authorized ordinary shares were increased. See Note 11.a. for additional information.

i.	In March 2021, the Company entered into several convertible loan agreements with new investors, whereby they provided the Company with a convertible loan in an aggregate principal amount of $415,000 (the Company collected so far $230,000 out of those convertible loans). The convertible loans bear an interest rate at Israeli prime plus 4% per annum. Under those agreements, the Company issued lenders warrants to purchase ordinary shares for an aggregate purchase price of $1,625,000. The conversion price for all the loan amount and the warrants is defined in the convertible loan agreement but no less than $0.17.